Investments (Schedule of Equity Method Investments) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments
Available-for-sale Securities, Fair Value			$ 2,959,000,000	$ 3,140,000,000
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates			357,000,000	392,000,000
Ceridian [Member]
Schedule of Equity Method Investments
Equity Method Investment, Ownership Percentage			32.00%
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates			295,000,000	351,000,000
Equity Method Investment, Summarized Financial Information
Total current assets	1,106,000,000	1,209,000,000
Goodwill and other intangible assets, net	4,484,000,000	4,630,000,000
Other assets	119,000,000	157,000,000
Total assets	8,709,000,000	9,921,000,000
Current liabilities	836,000,000	995,000,000
Long-term obligations, less current portion	3,449,000,000	3,445,000,000
Other long-term liabilities	496,000,000	488,000,000
Total liabilities	7,767,000,000	8,802,000,000
Equity	942,000,000	1,119,000,000
Total liabilities and equity	8,709,000,000	9,921,000,000
Total revenues	1,511,000,000	1,507,000,000
Loss before income taxes	(88,000,000)	(66,000,000)
Net loss	(111,000,000)	(56,000,000)
Other Equity Method Investment
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates			62,000,000	41,000,000
Corporate Debt Securities
Schedule of Equity Method Investments
Available-for-sale Securities, Amortized Cost Basis			1,565,000,000	1,440,000,000
Equity Method Investment, Summarized Financial Information
Available-for-sale Securities, Fair Value			1,606,000,000	1,499,000,000
Corporate Debt Securities | Ceridian [Member]
Schedule of Equity Method Investments
Available-for-sale Securities, Amortized Cost Basis			31,000,000
Equity Method Investment, Summarized Financial Information
Financial Instruments, Owned, Corporate Debt, at Fair Value			36,000,000
Customer Receipts [Member] | Ceridian [Member]
Equity Method Investment, Summarized Financial Information
Total current assets	$ 3,000,000,000	$ 3,925,000,000